SEGMENTAL INFORMATION (Restated) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment		3
Segmental information:
Time and voyage charter revenues		$ 90,127	$ 95,399	$ 90,558
Vessel and other management fees	[1]	12,547	10,756	9,270
Vessel and voyage operating expenses		(125,389)	(76,910)	(58,009)
Administrative expenses		(33,526)	(19,267)	(22,952)
Impairment of long-term assets		(1,957)	(500)	(500)
Depreciation and amortization		(73,732)	(49,811)	(36,871)
Other operating loss		0	(6,387)	0
Other operating gains - LNG trade		0	1,317	0
Gain on disposals to Golar Partners (including amortization of deferred gain)	[1]	102,406	43,287	82,270
Impairment of vessel held-for-sale		(1,032)	0	0
Loss on disposal of vessel held-for-sale		(5,824)	0	0
Operating (loss) income		(36,380)	(2,116)	63,766
Total other non-operating income (expense)		(27)	272	(2,482)
Net financial (expenses) income		(174,619)	(87,852)	41,768
Income taxes		3,053	1,114	3,404
Equity in net earnings (losses) of affiliates		55,985	42,220	3,099
Net (loss) income		(151,988)	(46,362)	109,555
Non-controlling interests		(19,158)	(1,655)	0
Net (loss) income attributable to Golar LNG Ltd		(171,146)	(48,017)	109,555
Total assets		4,269,198	3,899,742	2,591,666
Investment in affiliates		541,565	746,263	766,024
Capital expenditures		677,349	1,516,546	734,155
Vessel operations
Segmental information:
Time and voyage charter revenues		90,127	95,399	90,558
Vessel and other management fees		12,547	10,756	9,270
Vessel and voyage operating expenses		(125,389)	(76,910)	(58,009)
Administrative expenses		(28,657)	(17,468)	(22,816)
Impairment of long-term assets		(1,957)	(500)	(500)
Depreciation and amortization		(73,732)	(49,561)	(36,562)
Other operating loss		0	(6,387)	0
Other operating gains - LNG trade		0	0	0
Gain on disposals to Golar Partners (including amortization of deferred gain)		102,406	43,287	82,270
Impairment of vessel held-for-sale		(1,032)	0	0
Loss on disposal of vessel held-for-sale		(5,824)	0	0
Operating (loss) income		(31,511)	(1,384)	64,211
Total other non-operating income (expense)		(27)	(446)	(2,482)
Net financial (expenses) income		(174,619)	(87,600)	41,768
Income taxes		3,053	1,114	3,404
Equity in net earnings (losses) of affiliates		55,985	42,220	3,099
Net (loss) income		(147,119)	(46,096)	110,000
Non-controlling interests		(19,158)	(1,655)	0
Net (loss) income attributable to Golar LNG Ltd		(166,277)	(47,751)	110,000
Total assets		3,398,394	3,538,287	2,591,398
Investment in affiliates		541,565	746,263	766,024
Capital expenditures		565,777	1,202,901	734,155
LNG Trading
Segmental information:
Time and voyage charter revenues		0	0	0
Vessel and other management fees		0	0	0
Vessel and voyage operating expenses		0	0	0
Administrative expenses		0	(64)	(136)
Impairment of long-term assets		0	0	0
Depreciation and amortization		0	(250)	(309)
Other operating loss		0	0	0
Other operating gains - LNG trade		0	1,317	0
Gain on disposals to Golar Partners (including amortization of deferred gain)		0	0	0
Impairment of vessel held-for-sale		0	0	0
Loss on disposal of vessel held-for-sale		0	0	0
Operating (loss) income		0	1,003	(445)
Total other non-operating income (expense)			718	0
Net financial (expenses) income		0	(252)	0
Income taxes		0	0	0
Equity in net earnings (losses) of affiliates		0	0	0
Net (loss) income		0	1,469	(445)
Non-controlling interests		0	0	0
Net (loss) income attributable to Golar LNG Ltd		0	1,469	(445)
Total assets		0	1,335	268
Investment in affiliates		0	0	0
Capital expenditures		0	0	0
FLNG
Segmental information:
Time and voyage charter revenues		0	0
Vessel and other management fees		0	0
Vessel and voyage operating expenses		0	0
Administrative expenses		(4,869)	(1,735)	$ (7,700)
Impairment of long-term assets		0	0
Depreciation and amortization		0	0
Other operating loss		0	0
Other operating gains - LNG trade		0	0
Gain on disposals to Golar Partners (including amortization of deferred gain)		0	0
Impairment of vessel held-for-sale		0	0
Loss on disposal of vessel held-for-sale		0	0
Operating (loss) income		(4,869)	(1,735)
Total other non-operating income (expense)		0	0
Net financial (expenses) income		0	0
Income taxes		0	0
Equity in net earnings (losses) of affiliates		0	0
Net (loss) income		(4,869)	(1,735)
Non-controlling interests		0	0
Net (loss) income attributable to Golar LNG Ltd		(4,869)	(1,735)
Total assets		870,804	360,120
Investment in affiliates		0	0
Capital expenditures		$ 111,572	$ 313,645

[1]	This includes amounts arising from transactions with related parties (see note 31).